RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of Related Party Transactions
a)	The Group had the following related party transactions for the years ended December 31, 2017, 2018 and 2019.

	For the Years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Loan to:
Tianjin Jiatai	—	50	5,949	855
Wuxi MZJH	—	460	1,640	236
SH MZJH	—	1,000	28,002	4,022
	—	1,510	35,591	5,113
Interest income from:
JYADK	221	285	206	30

Loan from:
Guofu Huimei	300,000	—	—	—
Beijing Century Friendship	218,104	30,551	—	—
CMCC	41,010	13,408	—	—
Tianjin Jiatai	91,855	—	—	—
Shanghai Huifu Technology Limited	—	22,000	—	—
Wuxi MZJH	—	1,850	—	—
SH Rongchi	—	18,820	—	—
SH MZJH	—	12,420	—	—
Cherrylane Investments Limited	—	12,720	—	—
	650,969	111,769	—	—
Interest expense to:
Tianjin Jiatai	—	193	—	—
Guofu Huimei *	31,716	15,997	—	—
Cherrylane Investments Limited	—	—	151	22
	31,716	16,190	151	22
Repayment to:
Tianjin Jiatai	—	36,420	34,540	4,961
Shanghai Huifu Technology Limited	—	20,285	1,715	246
Cherrylane Investments Limited	—	2,750	—	—
SH Rongchi	—	—	1,029	148
	—	59,455	37,284	5,355
Repayment from:
JYADK	—	—	1,485	213
SH MZJH	—	—	26,000	3,735
	—	—	27,485	3,948
Management service income from:
Tianjin Jiatai	6,577	—	—	—
SH MZJH	—	4,810	5,081	730
CMCC	4,118	4,331	—	—
	10,695	9,141	5,081	730

*      The interest expense paid to Guofu Huimei amounting to RMB15,997 and nil was capitalized in year 2018 and 2019.

Schedule of Related Party Balances
a)	The balances between the Group and its related parties as of December 31, 2018 and 2019 are listed below.

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Due from related parties, current:
JYADK	5,112	3,833	550
Allcure Information **	9,000	—	—
SH MZJH	6,099	—	—
Wuxi MZJH	460	—	—
	20,671	3,833	550
Due to related parties, current
Wuxi MZJH	1,850	—	—
SH MZJH	12,420	—	—
Shanghai Huifu Technology	1,715	—	—
Cherrylane Investments Limited	—	10,120	1,454
	15,985	10,120	1,454

Due to related parties, non-current
SH Rongchi *	155,570	—	—
Cherrylane Investments Limited *	9,969	—	—
Tianjin Jiatai *	56,979	—	—
	222,518	—	—

*      As at December 31, 2018 and 2019, the balance due to related parties, non-current is recorded in “Amount due to related parties, non-current portion” on the consolidated balance sheet.

**    As at December 31, 2018 and 2019, the reserve for unrecoverable deposits are provided amounting to nil and RMB9,000 (US$1,293), which is recorded in "Prepayments and other current asset" (note7).